Stock Option Plan - Summary of status of Plans (Details) (USD $)	12 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2012
Options Available for Grant
Options Available for Grant, Beginning Balance	455,495
Options Available for Grant, Granted	(260,000)
Options Available for Grant, Exercised
Options Available for Grant, Forfeited
Options Available for Grant, Ending Balance	195,495
Options Outstanding
Options Outstanding, Beginning Balance	544,505
Options Outstanding, Granted	260,000
Options Outstanding, Exercised
Options Outstanding, Forfeited
Options Outstanding, Ending Balance	804,505
Exercisable options	710,437
Weighted Average Exercise Price
Weighted - Average Exercise Price, Beginning Balance	$ 1.82
Weighted - Average Exercise Price, Granted	$ 0.50
Weighted - Average Exercise Price, Exercised
Weighted - Average Exercise Price, Forfeited
Weighted - Average Exercise Price, Ending Balance	$ 1.39
Weighted Average Exercise Price, Exercisable options	$ 1.29
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Ending Balance
Aggregate Intrinsic Value, Exercisable options
2010 Stock Option Plan (the "Plan")
Options Available for Grant
Options Available for Grant, Beginning Balance		195,495	455,495
Options Available for Grant, Granted		(272,475)
Options Available for Grant, Exercised
Options Available for Grant, Forfeited		310,640
Options Available for Grant, Ending Balance		233,660	455,495
Options Outstanding
Options Outstanding, Beginning Balance		804,505
Options Outstanding, Granted		272,475
Options Outstanding, Exercised
Options Outstanding, Forfeited		(310,640)
Options Outstanding, Ending Balance		766,340
Exercisable options	710,437	717,053
Weighted Average Exercise Price
Weighted - Average Exercise Price, Beginning Balance		$ 1.39
Weighted - Average Exercise Price, Granted		$ 0.47
Weighted - Average Exercise Price, Exercised
Weighted - Average Exercise Price, Forfeited		$ 1.66
Weighted - Average Exercise Price, Ending Balance		$ 0.95
Weighted Average Exercise Price, Exercisable options	$ 1.29	$ 0.91
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Beginning Balance
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Forfeited
Aggregate Intrinsic Value, Ending Balance
Aggregate Intrinsic Value, Exercisable options